Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000223303 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223303 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000223303 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000223303 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000223303 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000223304 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223304 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000223304 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000223304 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000223304 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000254 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000254 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000254 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000000254 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000254 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000253 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000253 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000253 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000000253 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000253 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000252 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000252 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000252 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000000252 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000252 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000251 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000251 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000251 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000000251 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000251 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%